Long-Term Debt	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
LONG-TERM DEBT
NOTE 11: LONG-TERM DEBT
Long-term debt consisted of the following:

	December 31, 2014	December 31, 2013
Credit Suisse AG	126,000	—
Ship Mortgage Notes $610,000	—	341,034
Total borrowings	126,000	341,034
Less current portion	(10,504)	—

Total long-term borrowings	$115,496	$341,034

Ship Mortgage Notes:
Prior to the IPO
As explained in Note 2, for the purpose of the preparation of these financial statements prior to the IPO, long-term debt was allocated based on a relative fair value basis at the issuance of the relevant Notes. The vessels were financed through and provided full and unconditional guarantees to the Ship Mortgage Notes issued by Navios Acquisition.
In October 2010, Navios Acquisition issued a total of $400,000 in senior notes at a fixed rate of 8.625% due on November 1, 2017 (the “2017 Notes” or “Ship Mortgage Notes”). The vessels Shinyo Kannika, Shinyo Ocean and Shinyo Saowalak provided full and unconditional guarantees and were used as collateral for the 2017 Notes.
In May 2011, Navios Acquisition completed the add-on of $105,000 to the 2017 Notes. The full proceeds from this add-on were used by and allocated to the vessel Shinyo Kieran which also provided a full and unconditional guarantee.

In November 2013, Navios Acquisition completed sale of a total of $610,000 of 8.125% Senior Notes due 2021 (the “2021 Notes” or “Ship Mortgage Notes”). The 2021 Notes are unregistered. The 2017 Notes were fully extinguished and the Group's four vessels became full and unconditional guarantees and collateral for the 2021 Notes. As of the date of the issuance of the 2021 Notes, the Group's vessels were allocated their new relative fair value of the 2021 Notes.
In connection with the IPO, 100% of the liability associated with the 2021 Notes was retained by Navios Acquisition.
Post IPO Credit Facility:
Credit Suisse AG: Navios Midstream entered a loan agreement dated November 13, 2014, with Credit Suisse AG of up to $126,000 (divided in four advances of $17,000, $17,000, $ 44,500 and $47,500 each) in connection with the IPO. Each advance of the facility is repayable in 20 equal quarterly installments of $2,626 each with a final balloon payment of $73,481 to be repaid on the last repayment date. The repayment of each advance starts three months after the completion of the IPO. It bears interest at a rate of LIBOR plus 300 bps. The loan also requires compliance with certain financial covenants. As of December 31, 2014, the facility was fully drawn and outstanding. Navios Midstream was in compliance with the covenants as of December 31, 2014. The weighted average interest rate as of December 31, 2014 is 3.23%.